Supplemental Cash Flow Information (Tables)	3 Months Ended
Jul. 31, 2024
Statement of cash flows [abstract]
Summary of Non-cash Investing and Financing Transactions

Non-cash investing and financing transactions (in thousands)	July 31, 2024 $	July 31, 2023 $
Acquisition of building and equipment by lease	—	2,729

Summary of Changes in Liabilities Arose From Financing Activities

The following changes in liabilities arose from financing activities:

			Non-cash changes
(in thousands)	April 30, 2024 $	Cash Flows $	Acquisition $	Settlement / Disposal $	Accretion $	Foreign exchange movements and change in estimates $	July 31, 2024 $
Deferred acquisition payments	284	—	—	—	3	5	292
Leases	13,680	(394)	—	—	—	215	13,501
Total	13,964	(394)	—	—	3	220	13,793

			Non-cash changes
(in thousands)	April 30, 2023 $	Cash Flows $	Acquisition $	Debt forgiven / Settlement / Disposal $	Accretion $	Foreign exchange movements and change in estimates $	July 31, 2023 $
Deferred acquisition payments	717	—	—	(146)	5	(17)	559
Leases	7,267	(405)	2,729	—	—	224	9,815
Total	7,984	(405)	2,729	(146)	5	207	10,374